SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS MONEY MARKET, INVESTMENT GRADE BOND, HIGH
INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME,
INDEX 500,
GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about September 15, 1999, a
meeting of the shareholders of Index 500 Portfolio will be held to approve various proposals, including approval of the fund's sub-advisory agreement with BT, approval of a new sub-advisory agreement with BT and approval of a manager-of-managers arrangement, which, subject to receipt of an exemptive order from the SEC, would allow FMR, with the approval of the Board of Trustees, to change sub-advisers and to modify material terms and conditions of a sub-advisory agreement without a shareholder vote. Shareholders of record on July 19, 1999 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

Effective August 2, 1999, the following information replaces similar information found in the "Fund Management" section on page 27.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

The following information replaces the 8th paragraph found under the heading "Fund Management" in the "Fund Services" section on page 27. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.

SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about September 15, 1999, a
meeting of the shareholders of Index 500 Portfolio will be held to approve various proposals, including approval of the fund's sub-advisory agreement with BT, approval of a new sub-advisory agreement with BT and approval of a manager-of-managers arrangement, which, subject to receipt of an exemptive order from the SEC, would allow FMR, with the approval of the Board of Trustees, to change sub-advisers and to modify material terms and conditions of a sub-advisory agreement without a shareholder vote. Shareholders of record on July 19, 1999 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

Effective August 2, 1999, the following information replaces similar information found in the "Fund Management" section on page 45.
David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

The following information replaces the 8th paragraph found under the heading "Fund Management" in the "Fund Services" section on page 44. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.


SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999
(AS SUPPLEMENTED
MAY 5, 1999) PROSPECTUS

SHAREHOLDER MEETING. On or about September 15, 1999, a meeting of the shareholders of Index 500 Portfolio will be held to approve various proposals, including approval of the fund's sub-advisory agreement with BT, approval of a new sub-advisory agreement with BT and approval of a manager-of-managers arrangement, which, subject to receipt of an exemptive order from the SEC, would allow FMR, with the approval of
the Board of Trustees, to change sub-advisers    and to modify
material terms and conditions of a sub-advisory agreement     without
a shareholder vote. Shareholders of record on July 19,    1999 are
entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces the 8th paragraph found under the heading "Fund Management" in the "Fund Services" section on page 26. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.

SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
SERVICE CLASS
INVESTMENT GRADE BOND, ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND,
GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

EFFECTIVE AUGUST 2, 1999, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND MANAGEMENT" SECTION ON PAGE 23.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.